Related Party Notes Payable (Details Narrative) - USD ($)				1 Months Ended		9 Months Ended			12 Months Ended
	Apr. 26, 2016	Apr. 21, 2016	Dec. 31, 2014	Apr. 30, 2016	Jan. 27, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016	Mar. 31, 2015	Nov. 23, 2015	Jul. 10, 2015	Apr. 08, 2015	Nov. 30, 2014
Principal notes payable						$ 3,154,100			$ 2,784,000	$ 825,000
Amortized debt discount						115,398			$ 9,817
Fair Value Adjustment of Warrants						320,423
Principal notes payable						3,154,100,000
Debt Default Instrument Maturity Date									Apr. 27, 2015
Warrant [Member]
Number of shares issued									581,250	2,950,000
Exercise price (in dollars per share)									$ 0.01	$ 0.01
As Restated [Member]
Principal notes payable										$ 825,000
Repayment of notes payable							$ (439,500)
Trinad Capital [Member] | Warrant [Member]
Debt face amount			$ 700,000					$ 700,000						$ 1,000,000
Accrued Interest						185,761			$ 140,555
Number of shares issued				3,352,754
Exercise price (in dollars per share)				$ 0.005
Principal notes payable						1,000,000			$ 1,000,000
Debt Instrument, Face Amount			700,000					700,000						1,000,000
Debt face amount			700,000					700,000						1,000,000
First Senior Promissory Note [Member] | Trinad Capital [Member]
Debt face amount			1,000,000					1,000,000			$ 2,000,000			700,000
Converted value in excess of principal								$ 5,000,000
Maturity date								Jun. 30, 2016
Revised maturity date									Jun. 30, 2017
Principal notes payable						$ 1,000,000			$ 1,000,000
Accrued Interest			70,151					$ 70,151	140,555	81,102
Exercise price (in dollars per share)		$ 0.01
Debt Instrument, Face Amount			1,000,000					1,000,000			2,000,000			700,000
Debt face amount			1,000,000					$ 1,000,000			2,000,000			700,000
First Senior Promissory Note [Member] | Trinad Capital [Member] | Warrant [Member]
Number of shares issued		1,144,986
Exercise price (in dollars per share)		$ 0.005
Expiration date		Apr. 21, 2020
Expected life		4 years
Warrants issued		1,144,986
Volatility rate		100.00%
Risk-free interest rate		1.30%
Aggregate relative fair value		$ 567,282
First Senior Promissory Note [Member] | Trinad Capital [Member] | As Restated [Member]
Principal notes payable										825,000
First Senior Promissory Note [Member] | Trinad Management Llc [Member]
Debt face amount														700,000
Converted value in excess of principal			$ 1,000,000		$ 5,000,000
Revised maturity date						Jun. 30, 2017
Terms of conversion feature					The conversion price for conversion of the unpaid balance and interest outstanding in connection with an equity financing was amended to be the price per share equal to the average price per share paid by investors in the equity financing.
Debt Default Instrument Maturity Date					Jun. 30, 2016
Debt Instrument, Face Amount														700,000
Debt face amount														$ 700,000
First Senior Promissory Note [Member] | Trinad Management Llc [Member] | Warrant [Member]
Number of shares issued		1,144,986
Exercise price (in dollars per share)		$ 0.005
Expected life		4 years
Warrants issued		1,144,986
Volatility rate		100.00%
Dividend yield		0.00%
Risk-free interest rate		1.30%
Aggregate relative fair value		$ 567,282
Second Senior Promissory Note [Member] | Warrant [Member]
Number of shares issued	1,103,884
Expiration date	Apr. 21, 2020
Second Senior Promissory Note [Member] | Trinad Capital [Member]
Debt face amount	$ 3,000,000								$ 1,784,000		2,000,000	$ 1,000,000	$ 195,500
Maturity date									Jun. 30, 2016
Revised maturity date									Jun. 30, 2017
Principal notes payable						$ 2,154,100			$ 1,784,000
Accrued Interest									87,048
Exercise price (in dollars per share)	$ 0.01
Principal notes payable									1,784,000
Debt Instrument, Face Amount	$ 3,000,000								1,784,000		2,000,000	1,000,000	195,500
Debt face amount	3,000,000								$ 1,784,000		$ 2,000,000	1,000,000	$ 195,500
Second Senior Promissory Note [Member] | Trinad Capital [Member] | Warrant [Member]
Debt face amount	$ 3,000,000					$ 820,100
Revised maturity date	Jun. 30, 2017					Jun. 30, 2016
Accrued Interest						$ 212,335
Number of shares issued	2,207,768
Exercise price (in dollars per share)	$ 0.005
Expiration date	Apr. 21, 2020
Expected life	4 years
Warrants issued	2,207,768
Fair Value Adjustment of Warrants	$ 1,093,832
Repayment of notes payable						450,000
Principal notes payable						$ 2,154,100
Debt Default Instrument Maturity Date	Jun. 30, 2017					Jun. 30, 2016
Debt Instrument, Face Amount	$ 3,000,000					$ 820,100
Volatility rate	100.00%
Dividend yield	0.00%
Risk-free interest rate	1.30%
Debt face amount	$ 3,000,000					$ 820,100
Second Senior Promissory Note [Member] | Trinad Capital [Member] | As Restated [Member]
Debt face amount												195,500
Principal notes payable
Debt Instrument, Face Amount												195,500
Debt face amount												$ 195,500